CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net loss	$ (1,422,987)	$ (1,733,966)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	46,932	53,042
Amortization of debt discount	38,048	28,788
Stock based compensation	70,119	153,405
Non-cash lease expense	80,952	100,538
Pay check protection program loan forgiveness	(160,073)	0
Decrease (increase) in operating assets
Accounts receivable	(27,144)	55,881
Inventory	(1,528)	(1,098)
Work in Process	0	(71,378)
Prepaid expenses and other assets	1,581	10,606
Increase (decrease) in operating liabilities
Accounts payable and accrued expenses	80,225	128,150
Accounts payable, related party	64,930	26,744
Contract liability	(17,168)	0
Operating lease liability	(63,146)	(93,304)
Net cash used in operating activities	(1,309,259)	(1,342,592)
Cash flows from investing activities
Purchase of equipment	0	(13,039)
Net cash used in investing activities	0	(13,039)
Cash flows from financing activities
Proceeds from issuance of non-convertible notes	0	803,158
Repurchase agreement	0	(60,000)
Proceeds from Paycheck Protection Program loan	160,073	0
Proceeds from promissory notes, shareholder	250,000	0
Payments on notes payable	(28,247)	(25,125)
Proceeds from exercise of warrants	221,030	2,500
Proceeds from issuance of common stock	273,750	306,878
Net cash provided by financing activities	876,606	1,027,411
Net increase (decrease) in cash	(432,653)	(328,220)
Cash - beginning of period	595,732	619,104
Cash - end of period	163,079	290,884
Supplemental disclosures:
Interest paid	6,069	0
Non-cash investing and financing activities:
Conversion of series A preferred stock to common stock	40	40
Conversion of series B preferred stock to common stock	556	83
Cancellation and renegotiation of leases	0	134,616
Issuance of common stock in lieu of interest payment	43,750	0
Issuance of detachable warrants with Debt	0	80,053
Issuance of Stock Repurchase Note Payable	$ 0	$ 200,000